Average Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced International ETF	Oct. 30, 2024
Fidelity Enhanced International ETF | Return Before Taxes
Average Annual Return:
Past 1 year	18.96%
Past 5 years	7.75%
Past 10 years	4.64%
Fidelity Enhanced International ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.21%
Past 5 years	7.25%
Past 10 years	4.20%
Fidelity Enhanced International ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.88%
Past 5 years	6.19%
Past 10 years	3.73%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%